UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)		6 Months Ended
		Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
REVENUE		¥ 9,383,590	$ 1,309,899	¥ 8,921,488
Cost of revenue		5,708,984	796,943	400,313
GROSS PROFIT		3,674,606	512,956	8,521,175
OPERATING EXPENSES
Selling expenses		317,169	44,275	259,040
General and administrative expenses		7,490,194	1,045,591	1,550,235
Research and development expenses		873,959	122,000	213,122
Total operating expenses		8,681,322	1,211,866	2,022,397
INCOME / (LOSS) FROM OPERATIONS		(5,006,716)	(698,910)	6,498,778
OTHER INCOME (EXPENSES)
Interest income		442	62	15,639
Interest expense		(109,609)	(15,301)	(49,642)
Other income/(loss), net		572,740	79,951	(288,050)
Total other income (expenses), net		463,573	64,712	(322,053)
INCOME / (LOSS) BEFORE INCOME TAXES		(4,543,143)	(634,198)	6,176,725
INCOME TAXES PROVISION (BENEFIT)		(197,766)	(27,607)	957,599
NET INCOME / (LOSS)		(4,345,377)	(606,591)	5,219,126
Less: net income attributable to non-controlling interest		136,063	18,994	45,579
NET INCOME / (LOSS) ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS		(4,481,440)	(625,585)	5,173,547
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment		(678,443)	(94,707)	408,495
TOTAL COMPREHENSIVE INCOME / (LOSS)		(5,023,820)	(701,298)	5,627,621
Less: comprehensive income attributable to non-controlling interest		136,063	18,994	45,579
TOTAL COMPREHENSIVE INCOME / (LOSS) ATTRIBUTABLE TO JIADE LIMITED'S SHAREHOLDERS		¥ (5,159,883)	$ (720,292)	¥ 5,582,042
BASIC AND DILUTED EARNINGS / (LOSS) PER SHARE ATTRIBUTABLE TO THE COMPANY
Basic | (per share)	[1]	¥ (1.46)	$ (0.2)	¥ 1.69
Diluted | (per share)		¥ (1.46)	$ (0.2)	¥ 1.69
Weighted average number of shares outstanding
Basic		3,066,956	3,066,956	3,066,956
Diluted		3,066,956	3,066,956	3,066,956

[1]	Shares have been retroactively adjusted to reflect the decreased number of shares resulting from the Share Consolidation, Change of Authorized Share Capital and Issue of Dual of Class Shares effective from June 24, 2025.